Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents		$ 17,206,993	$ 7,244,941
Accounts receivable, net		185,054	257,638
Contract assets		34,084	253,351
Contract costs		20,431	19,163
Loans receivable, net, current		20,397,475
Prepayments, deposits and other receivables, current		1,085,462	16,856
Total current assets		39,029,217	7,865,193
Non-current assets
Property and equipment, net		246,371	18,843
Operating lease right-of-use assets, net		1,001,610	91,388
Investments in equity securities		966,829
Loans receivable, net, non-current		9,740,817
Prepayments and deposits, non-current		1,022,554
Deferred tax assets, net		43,749	9,055
Total assets		52,051,147	8,006,374
Current liabilities
Accounts payable		416,105	451,208
Accrued expenses and other payables		300,611	115,127
Contract liabilities		49,989	11,431
Contingent consideration payable		29,633,064
Bank and other borrowings, current		453,070	164,741
Income tax payable		64,180	125,288
Operating lease liabilities, current		739,105
Total current liabilities		31,837,248	953,467
Non-current liabilities
Bank and other borrowings, non-current		122,891	80,643
Operating lease liabilities, non-current		262,612
Total liabilities		32,222,751	1,041,386
Shareholders’ equity
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 22,169,854 and 12,977,354 ordinary shares issued and outstanding as of June 30, 2025 and 2024, respectively*	[1]	33,104,858	6,710,390
Additional paid-in capital		8,973,101	1,339,286
Accumulated deficit		(22,316,677)	(1,102,217)
Accumulated other comprehensive income		67,114	17,529
Total shareholders’ equity		19,828,396	6,964,988
Total liabilities and shareholders’ equity		52,051,147	8,006,374
Related Party
Current assets
Amounts due from related parties		70,674	65,946
Rental deposits – related parties, current		21,783
Prepayments – related parties		7,261	7,298
Non-current assets
Rental deposits – related parties, non-current			21,895
Current liabilities
Amounts due to related parties		173,885	46
Operating lease liabilities - related parties, current		7,239	85,626
Non-current liabilities
Operating lease liabilities - related parties, non-current			$ 7,276

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.